Related Party Transactions - Summary of Related Parties Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Contract liabilities (including US$215 thousands and US$89 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	$ 1,575	$ 889
Amounts payable to related party	1,453	1,503
Amounts receivable from related party	1,153	2,264
Maya
Related Party Transaction [Line Items]
Deposits received from related party	1,417	1,498
Contract liabilities (including US$215 thousands and US$89 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and 2021, respectively)	18
Amounts payable to related party		5
Amounts receivable from related party	1,108	$ 2,264
Beijing Huaxianglianxin Technology Company
Related Party Transaction [Line Items]
Amounts payable to related party	18
Amounts receivable from related party	$ 45